UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2968

Name of Registrant: Trustees' Equity Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (93.0%)[1]
Australia (2.2%)
BHP Billiton Ltd.	811,900	28,225
Australia & New Zealand Banking Group Ltd.	1,117,600	21,388
National Australia Bank Ltd.	861,821	20,025
Westpac Banking Corp.	873,631	18,333
Commonwealth Bank of Australia	345,878	16,217
Macquarie Group Ltd.	255,900	11,262
BlueScope Steel Ltd.	4,735,025	10,912
Telstra Corp. Ltd.	2,296,500	6,775
Insurance Australia Group Ltd.	1,782,500	5,970
TABCORP Holdings Ltd.	739,400	4,588
MAp Group	1,200,002	2,935
Bank of Queensland Ltd.	239,516	2,314
		148,944
Austria (0.1%)
OMV AG	120,100	4,730

Belgium (1.2%)
Anheuser-Busch InBev NV	860,615	42,946
Belgacom SA	1,074,590	39,109
		82,055
Brazil (3.5%)
Petroleo Brasileiro SA ADR Type A	1,971,277	71,124
Banco do Brasil SA	2,142,000	31,931
Redecard SA	2,258,600	31,572
Vale SA Class B Pfd. ADR	1,125,929	25,424
Cielo SA	2,733,300	21,750
Cia Energetica de Minas Gerais ADR	1,097,717	18,299
Banco Bradesco SA	906,620	15,069
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	371,525	9,776
MRV Engenharia e Participacoes SA	718,300	4,630
		229,575
Canada (2.2%)
Bank of Nova Scotia	458,179	19,210
Nexen Inc.	836,411	18,312
Rogers Communications Inc. Class B	573,900	17,905
Suncor Energy Inc.	560,072	17,684
Barrick Gold Corp.	421,900	14,647
IGM Financial Inc.	331,992	12,954
^ Penn West Energy Trust	765,464	12,607
Suncor Energy Inc.	373,482	11,821
National Bank of Canada	153,100	8,091
* RONA Inc.	358,000	5,226
Royal Bank of Canada	100,247	4,902
Talisman Energy Inc.	280,000	4,632
		147,991
China (2.5%)
China Mobile Ltd.	3,659,000	34,375

Weichai Power Co. Ltd.	3,209,800	23,156
China Shenhua Energy Co. Ltd.	4,294,000	18,303
Denway Motors Ltd.	31,070,000	17,704
China Communications Construction Co. Ltd.	14,217,000	13,140
Industrial & Commercial Bank of China	17,099,000	12,453
Ping An Insurance Group Co. of China Ltd.	1,593,000	12,346
China Construction Bank Corp.	15,979,000	12,207
Yanzhou Coal Mining Co. Ltd.	5,100,000	9,956
China State Construction International Holdings Ltd.	27,960,400	9,649
Agile Property Holdings Ltd.	3,898,000	4,854
		168,143
Denmark (1.7%)
Carlsberg A/S Class B	703,116	52,441
Novo Nordisk A/S Class B	640,939	43,366
* Danske Bank A/S	673,800	16,005
		111,812
Finland (1.9%)
Nokia Oyj	7,602,293	104,319
Sampo Oyj	894,800	21,615
		125,934
France (11.5%)
Sanofi-Aventis SA	1,951,704	144,318
BNP Paribas	1,269,846	90,714
Total SA	1,112,672	64,305
AXA SA	2,993,675	61,642
Societe Generale	1,027,062	59,423
France Telecom SA	2,472,462	56,687
Teleperformance	1,047,584	34,193
LVMH Moet Hennessy Louis Vuitton SA	276,200	30,093
Danone	380,968	21,785
Vivendi SA	833,870	21,679
ArcelorMittal	529,464	20,497
Unibail-Rodamco SE	92,000	19,935
EDF SA	356,100	19,142
Credit Agricole SA	1,194,102	18,719
Compagnie de St-Gobain	369,800	17,666
Lagardere SCA	410,100	15,891
PPR	120,207	14,659
Bouygues SA	237,800	11,707
GDF Suez	307,452	11,625
Carrefour SA	233,715	11,403
Klepierre	243,700	9,078
Casino Guichard Perrachon SA	91,800	7,532
		762,693
Germany (7.1%)
E.ON AG	1,775,410	65,313
Deutsche Post AG	3,489,660	60,826
^ Siemens AG	647,556	57,741
Adidas AG	1,103,786	56,260
Bayer AG	535,736	36,618
SAP AG	762,525	34,829
Allianz SE	240,400	26,618
Deutsche Bank AG	425,500	25,956
Muenchener Rueckversicherungs AG	131,600	19,707
Bayerische Motoren Werke AG	406,500	17,372
BASF SE	277,000	15,758

Merck KGaA	155,600	13,869
Henkel AG & Co. KGaA Prior Pfd.	258,048	13,159
Metro AG	229,000	12,549
Deutsche Telekom AG	632,800	8,193
Celesio AG	167,900	4,896
		469,664
Hong Kong (2.1%)
Esprit Holdings Ltd.	8,825,532	62,171
Swire Pacific Ltd.	3,612,000	39,192
Sun Hung Kai Properties Ltd.	1,294,000	16,561
HSBC Holdings PLC	1,478,269	15,781
Yue Yuen Industrial Holdings Ltd.	1,495,500	4,643
		138,348
Hungary (0.1%)
^,* OTP Bank PLC	213,100	6,258

India (0.9%)
Bharti Airtel Ltd.	4,496,412	29,671
Infosys Technologies Ltd. ADR	333,831	17,329
State Bank of India Ltd. GDR	121,750	10,868
		57,868
Indonesia (0.5%)
Telekomunikasi Indonesia Tbk PT ADR	820,000	32,472

Ireland (0.3%)
CRH PLC	705,500	17,043

Israel (0.7%)
Israel Chemicals Ltd.	2,499,300	32,447
Bezeq Israeli Telecommunication Corp. Ltd.	5,459,600	13,947
		46,394
Italy (2.9%)
ENI SPA	4,571,672	106,252
Intesa Sanpaolo SPA (Registered)	9,602,388	36,553
* UniCredit SPA	8,322,550	22,950
Telecom Italia SPA	11,230,800	16,792
Telecom Italia SPA RSP	6,391,400	7,424
		189,971
Japan (13.4%)
Canon Inc.	1,668,400	65,215
Mitsubishi Corp.	2,412,200	58,330
Sumitomo Mitsui Financial Group Inc.	1,783,300	57,560
Sony Corp.	1,596,300	53,239
Toyota Motor Corp.	1,100,800	42,341
Nomura Holdings Inc.	5,380,200	40,224
Fujitsu Ltd.	6,295,000	38,392
Obayashi Corp.	10,468,000	36,962
Hoya Corp.	1,360,900	36,285
Mizuho Financial Group Inc.	18,622,300	35,939
Fujikura Ltd.	6,673,000	35,766
Tokyo Electric Power Co. Inc.	1,067,000	28,743
Nippon Telegraph & Telephone Corp.	588,800	24,779
Mitsubishi Estate Co. Ltd.	1,475,000	23,879
* Nissan Motor Co. Ltd.	2,753,200	22,380
* Toshiba Corp.	4,035,000	22,047
Shin-Etsu Chemical Co. Ltd.	393,400	20,575

Yahoo! Japan Corp.	50,973	19,286
Mitsui Fudosan Co. Ltd.	1,121,000	18,853
Fanuc Ltd.	191,800	18,353
Keyence Corp.	78,400	18,042
Shionogi & Co. Ltd.	840,900	17,330
Nintendo Co. Ltd.	56,500	15,752
ORIX Corp.	204,600	15,317
THK Co. Ltd.	723,100	14,275
Sharp Corp.	1,194,000	14,256
JFE Holdings Inc.	380,100	13,216
Sumitomo Trust & Banking Co. Ltd.	2,268,000	12,565
Sumitomo Corp.	1,093,600	12,311
Yamada Denki Co. Ltd.	185,600	11,934
* Elpida Memory Inc.	608,300	10,738
Murata Manufacturing Co. Ltd.	175,700	9,639
Bank of Yokohama Ltd.	1,692,000	8,000
Sumitomo Realty & Development Co. Ltd.	374,000	6,627
Aeon Co. Ltd.	479,000	4,756
KDDI Corp.	783	4,127
Japan Tobacco Inc.	403	1,454
		889,487
Mexico (0.5%)
America Movil SAB de CV ADR	402,377	17,564
Grupo Televisa SA ADR	414,300	8,095
Grupo Financiero Banorte SAB de CV	1,715,900	5,642
		31,301
Netherlands (1.6%)
Royal Dutch Shell PLC Class A	1,835,400	50,965
Koninklijke Ahold NV	1,726,080	21,690
Heineken NV	386,730	19,081
* Randstad Holding NV	167,500	8,039
Koninklijke DSM NV	151,700	7,070
		106,845
New Zealand (0.2%)
Fletcher Building Ltd.	988,200	5,427
Telecom Corp. of New Zealand Ltd.	2,827,939	4,632
		10,059
Norway (1.6%)
^ Tandberg ASA	1,487,000	42,516
Yara International ASA	993,928	41,496
^,* Subsea 7 Inc.	980,956	16,304
Statoil ASA	232,750	5,223
		105,539
Portugal (0.2%)
Portugal Telecom SGPS SA	1,247,652	12,875

Russia (2.4%)
Gazprom OAO ADR (London Shares)	2,804,700	68,009
Lukoil OAO ADR	878,817	48,059
MMC Norilsk Nickel ADR	1,503,329	23,117
Gazprom OAO ADR (U.S. Shares)	570,005	13,822
Mobile Telesystems OJSC ADR	198,219	9,471
		162,478
Singapore (0.7%)
Singapore Telecommunications Ltd.	12,420,900	26,470
DBS Group Holdings Ltd.	1,586,701	15,986

Noble Group Ltd.	3,249,000	6,602
		49,058
South Africa (0.3%)
Bidvest Group Ltd.	856,390	14,680
Aveng Ltd.	696,400	3,229
		17,909
South Korea (3.7%)
Samsung Electronics Co. Ltd.	143,986	96,746
* KB Financial Group Inc.	1,026,986	44,260
* Hynix Semiconductor Inc.	1,877,600	36,477
SK Telecom Co. Ltd. ADR	1,628,300	28,219
Samsung Electronics Co. Ltd. Prior Pfd.	58,300	25,645
Hana Financial Group Inc.	339,800	9,675
Daelim Industrial Co. Ltd.	72,230	4,749
		245,771
Spain (1.0%)
Banco Santander SA	3,364,631	48,050
Inditex SA	197,695	12,444
Telefonica SA	353,600	8,471
		68,965
Sweden (0.7%)
Swedbank AB Class A	4,358,569	37,503
Telefonaktiebolaget LM Ericsson Class B	1,271,866	12,326
		49,829
Switzerland (6.4%)
Novartis AG	1,667,522	89,237
* UBS AG	4,316,516	56,296
Nestle SA	1,115,943	52,898
Credit Suisse Group AG	1,214,533	52,537
Roche Holding AG	308,980	51,838
Actelion Ltd.	656,085	34,711
Zurich Financial Services AG	124,455	26,461
ABB Ltd.	1,264,324	22,889
Syngenta AG	48,298	12,360
Lonza Group AG	164,239	11,680
Adecco SA	216,300	11,654
		422,561
Taiwan (1.3%)
AU Optronics Corp.	25,565,460	28,078
Taiwan Semiconductor Manufacturing Co. Ltd.	14,234,704	27,022
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,440,338	14,634
Compal Electronics Inc. GDR	1,514,429	10,555
Powertech Technology Inc.	1,596,000	5,074
		85,363
Thailand (0.1%)
* Banpu PCL	479,400	7,563

Turkey (0.9%)
Turkcell Iletisim Hizmet AS	4,374,900	32,112
Turkiye Garanti Bankasi AS	5,330,600	22,357
* Turkiye Vakiflar Bankasi Tao	3,105,000	8,231
		62,700
United Kingdom (16.6%)
Vodafone Group PLC	64,990,910	138,846
GlaxoSmithKline PLC	4,356,380	84,784

Barclays PLC			18,501,386	79,075
BP PLC			7,304,700	68,153
Imperial Tobacco Group PLC			1,477,950	47,660
Aviva PLC			7,540,599	46,180
BAE Systems PLC			8,077,890	45,304
Standard Chartered PLC			1,941,477	44,719
Prudential PLC			4,506,584	41,274
British American Tobacco PLC			1,180,143	39,009
HSBC Holdings PLC			3,536,000	37,855
Unilever PLC			1,202,400	36,564
Tesco PLC			5,228,357	35,384
* Lloyds Banking Group PLC			42,487,595	34,157
AstraZeneca PLC			563,500	26,156
BHP Billiton PLC			886,191	25,996
BG Group PLC			1,295,500	23,816
Rio Tinto PLC			478,000	23,310
Eurasian Natural Resources Corp.			1,388,627	19,943
WPP PLC			2,160,100	19,932
* Xstrata PLC			1,224,720	19,873
Rolls-Royce Group PLC			2,515,000	19,163
WM Morrison Supermarkets PLC			3,976,800	18,296
Man Group PLC			4,521,527	16,946
* Wolseley PLC			760,600	16,734
* Old Mutual PLC			7,715,924	12,721
* Kazakhmys PLC			640,500	12,295
* DSG International PLC			22,105,095	11,066
ICAP PLC			1,729,345	10,162
Marks & Spencer Group PLC			1,602,800	8,874
TUI Travel PLC			2,044,000	8,431
Tullow Oil PLC			434,000	7,950
Thomas Cook Group PLC			2,032,400	7,338
Royal Bank of Scotland Group PLC			14,055,123	7,141
* Debenhams PLC			3,693,300	3,962
Drax Group PLC			101,800	666
				1,099,735
Total Common Stocks (Cost $6,176,027)				6,167,933
	Coupon
Temporary Cash Investments (7.7%)[1]
Money Market Fund (7.4%)
[2,3] Vanguard Market Liquidity Fund	0.175%		488,052,238	488,052

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.3%)
[4,5,6] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	22,000	21,997
Total Temporary Cash Investments (Cost $510,045)				510,049
Total Investments (100.7%) (Cost $6,686,072)				6,677,982
Other Assets and Liabilities-Net (-0.7%)[3,5]				(47,533)
Net Assets (100%)				6,630,449

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $91,435,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.2% and 3.5%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $97,656,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of U.S. government.
5 Securities with a value of $16,998,000 and cash of $4,007,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $3,200,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

International Value Fund

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2010	2,895	111,583	(3,355)
Topix Index	March 2010	696	68,675	(790)
FTSE 100 Index	March 2010	833	68,722	(1,409)
S&P ASX 200 Index	March 2010	250	25,254	(745)

At January 31, 2010 the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
3/24/10	AUD	28,984	USD	25,615	(291)
3/24/10	EUR	75,342	USD	104,709	(2,516)
3/24/10	GBP	43,433	USD	69,569	(427)
3/17/10	JPY	6,187,514	USD	68,264	(293)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

International Value Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	510,991	5,656,942	—
Temporary Cash Investments	488,052	21,997	—
Futures Contracts—Liabilities[1]	(171)	—	—
Forward Currency Contracts—Liabilities	(3,527)	—	—
Total	995,345	5,678,939	—
1 Represents variation margin on the last day of the reporting period.

E. At January 31, 2010, the cost of investment securities for tax purposes was $6,687,699,000. Net unrealized depreciation of investment securities for tax purposes was $9,717,000, consisting of unrealized gains of $737,750,000 on securities that had risen in value since their purchase and $747,467,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments
As of January 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	11,210,176	252,117
Vanguard Windsor II Fund Investor Shares	8,232,516	190,171
Vanguard Windsor Fund Investor Shares	16,300,695	188,762
Vanguard Morgan Growth Fund Investor Shares	12,928,061	186,681
Vanguard U.S. Growth Fund Investor Shares	12,059,590	185,959
Vanguard Explorer Fund Investor Shares	2,277,209	125,429
Vanguard Capital Value Fund	6,915,471	62,032
Vanguard Mid-Cap Growth Fund	4,274,802	62,027
Total Investment Companies (Cost $1,506,404)		1,253,178
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.175% (Cost $383)	382,902	383
Total Investments (100.0%) (Cost $1,506,787)		1,253,561
Other Assets and Liabilities-Net (0.0%)		(508)
Net Assets (100%)		1,253,053

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At January 31, 2010, the cost of investment securities for tax purposes was $1,506,787,000. Net unrealized depreciation of investment securities for tax purposes was $253,226,000, consisting of unrealized gains of $2,398,000 on securities that had risen in value since their purchase and $255,624,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 26, 2010
VANGUARD TRUSTEES' EQUITY FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 26, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.